ProShares Ultra Copper K-1 Free ETF Investment Risks - ProShares Ultra Copper K-1 Free ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksEstimated Fund ReturnsCPER PerformanceOne Year Volatility RateOneYearCPERTwo times(2x) theOne YearCPER10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●CPER Investing Risk – The Fund’s performance depends on the performance of CPER. The price of CPER can be affected by a number of factors. Unlike many exchange-traded funds, CPER does not generally invest in operating companies. Instead, CPER seeks to provide exposure to copper through investments in copper futures contracts. CPER is subject to the risks associated with investments in copper, copper futures, and the broader commodities markets. Copper prices may be highly volatile and can fluctuate significantly in response to changes in global supply and demand dynamics, industrial and infrastructure activity, geopolitical events, trade policies, inflation expectations, currency movements and macroeconomic conditions. Because CPER holds copper futures rather than physical copper, an investment in CPER will be subject to the risks associated with copper futures. The spot price of copper is historically highly correlated to the performance of copper futures; however there can be no guarantee that this will continue or that the performance of CPER will highly correlate to the price of copper. Transaction costs (including the costs associated with futures investing), transportation costs, storage costs, and insurance, inventory levels and changing views of the future expected spot price, among other factors, may cause copper future prices to deviate from the spot price of copper. CPER may also be affected by liquidity constraints, position limits, margin requirements, and volatility in the copper futures market. In addition, CPER’s returns may be impacted by the performance of collateral investments and by counterparty risk associated with derivatives transactionsIn order to maintain its exposure to futures contracts, CPER must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango,CPER will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, CPER will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price. Both contango and backwardation would reduce CPER’s correlation to spot copper and may limit or prevent the Fund from achieving its investment objective. Because the Fund obtains exposure to CPER through derivatives, it does not have the same rights as a direct shareholder in CPER. CPER units may trade at a premium or discount to their net asset value, and there is no assurance that an active trading market will be maintained. Any of these factors may materially and adversely impact the price of CPER, increase the volatility of an investment in CPER and have a negative impact on the performance of the Fund.
Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risks Specific to the Copper Markets — Several factors may affect the price of copper and, in turn, the value of the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of copper, changes in mining output or production costs, technological developments in extraction or refining processes, shifts in the attitude of speculators and investors towards copper investor sentiment, large purchases or sales of copper by large institutions, geopolitical events or regulatory changes affecting copper-producing countries, and currency fluctuations, particularly in the U.S. dollar. Copper futures markets have historically exhibited contango during many periods, which may adversely affect the Fund’s performance. It is possible that under extraordinary market conditions, copper futures contracts could experience contango or other pricing anomalies. Investors in the Fund could be subject to substantial losses.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of CPER falls than a similar fund that does not use leverage because leverage will magnify the performance of CPER. The use of such leverage increases the risk of a total loss of your investment. If CPER approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in CPER than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of CPER rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of the return and volatility (how much the value of CPER moves up and down from day-to-day) of CPER on your holding period return. The volatility of CPER has a negative impact on Fund returns. During periods of higher volatility, the volatilityof CPER may affect the Fund’s returns as much as or more than the return of CPER. The following table illustrates the impact of the volatility and return of CPER on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller gains or losses and higher volatility in CPER. Your return will tend to be better than the Daily Target when there are larger gains or losses and lower volatility in CPER. You may lose money when the return of CPER is flat (i.e., close to zero) and you may lose money when CPER falls. The table uses hypothetical annualized volatility and returns of CPER to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return of CPER for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of CPER. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual return of CPER were -20%. However, as the table shows, with a one-year return of CPER of -20% and an annualized volatility of CPER of 50%, the Fund could be expected to return -50.2%.The annualized historical volatility rate for CPER for the five-year period ended March 31, 2026 was 27.16%. The highest March to March volatility rate for CPER during the five-year period ended March 31, 2026 was 38.00% (March 31, 2026). The annualized total return performance of CPER for the five-year period ended March 31, 2026 was 6.97%. The historical volatility and performance of CPER do not predict future volatility and performance of CPER. For more information, including additional graphs and charts demonstrating the effects of the volatility and return of CPER on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of CPER. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to CPER is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to CPER that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to CPER consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to CPER will cause the Fund’s performance to deviate from its investment objective.○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if CPER has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like CPER. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. When the Fund invests in swaps that use CPER as the reference asset, the Fund will be subject to the risks of that CPER including the risk that the CPER may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the CPER may not correlate to the performance of copper. For example, the performance of the CPER may vary from the performance of copper due to the fees and expenses of CPER among other factors.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Concentration Risk — The Fund has a significant exposure to copper. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across different commodities or asset classes.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer and in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to CPER until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of CPER.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of CPER. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of CPER, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on CPER shares. A halt in trading of CPER is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.